PRE-PETITION LIABILITIES 10K (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended
Jan. 31, 2012
PRE-PETITION LIABILITIES [Abstract]
Bankruptcy claims, amount paid to settle claims	$ 1.6